Summary of Significant Accounting Policies - Accounts Receivable (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2017		Mar. 31, 2016		Dec. 31, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance, Period Start	$ 5,376,966		$ 4,011,932		$ 4,011,932
Additions charged to expense	(40,446)	[1]	$ 23,543	[1]	1,968,001
Deductions for uncollectible receivables written off					(602,967)
Additions charged (credited) to expense	(40,446)
Balance, Period End	$ 5,336,520				$ 5,376,966

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 12.